Financial Instruments - Summary of Financial Instruments Carried at Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Level 1 [Member]
Disclosure Of Financial Instruments [Line Items]
Total	$ 242	$ 149
Level 3 [Member]
Disclosure Of Financial Instruments [Line Items]
Total	1,043	1,043
Other liabilities (related to business combination)	12,438	9,368
Total	12,438	9,368
Financial assets measured at FVOCI [Member] | Level 3 [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments	452	452
FVTPL [Member] | Level 1 [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments - other securities	242	149
FVTPL [Member] | Level 3 [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments - equity securities	591	591
Fair value [Member]
Disclosure Of Financial Instruments [Line Items]
Total	1,285	1,192
Other liabilities (related to business combination)	12,438	9,368
Total	12,438	9,368
Fair value [Member] | Financial assets measured at FVOCI [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments	452	452
Fair value [Member] | FVTPL [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments - equity securities	591	591
Other investments - other securities	$ 242	$ 149